Regulatory Matters (Tables) - Virginia Electric and Power Company	Nov. 18, 2019
Public Utilities General Disclosures [Line Items]
Schedule of Additional Significant Riders Associated with Various Virginia Power Projects
Additional significant riders associated with various Virginia Power projects are as follows:

Rider Name	Application Date	Approval Date	Rate Year Beginning	Total Revenue Requirement (millions)	Increase (Decrease) Over Previous Year (millions)
Rider BW	October 2018	July 2019	September 2019	$119	$3
Rider US-2	October 2018	July 2019	September 2019	15	2
Rider S	May 2019	Pending	April 2020	206	(9)
Rider GV	May 2019	Pending	April 2020	137	17
Rider W	May 2019	Pending	April 2020	113	8
Rider R	May 2019	Pending	April 2020	49	(8)
Rider B	May 2019	Pending	April 2020	32	(6)
Rider US-3	July 2019	Pending	June 2020	31	21

Summary of Virginia Power Electric Transmission Project Approved or Applied
Additional Virginia Power electric transmission projects approved and applied for are as follows:

Description and Location of Project	Application Date	Approval Date	Type of Line	Miles of Lines	Cost Estimate (millions)
Build a new substation and connect three existing transmission lines thereto in Fluvanna County, Virginia	October 2018	June 2019	230 kV	<1	$30
Rebuild and operate between Suffolk and the Virginia/North Carolina state line	May 2019	Pending	230 kV	11	20